Disclosure of detailed information about temporary differences of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Unrecognized temporary differences	$ 36,922	$ 51,030
Tax losses carried forward [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	15,643	38,367
Plant and equipment [Member]
Statement [Line Items]
Unused tax credits for which no deferred tax asset recognised	4,908	1,116
Other deductible temporary differences [Member]
Statement [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 16,371	$ 11,547